Fair Value of Assets (Detail) - Short Term Investments - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short term investments	$ 0	$ 30,796	$ 32,406	$ 32,406	$ 150,150
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short term investments	0	30,796	32,406	32,406	150,150
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short term investments	0	0	0	0	0
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short term investments	$ 0	$ 0	$ 0	$ 0	$ 0